Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Audit fees payable to PwC	$ 108.9	$ 102.8	$ 109.8
Other audit fees payable	2.8	1.6	2.2
Year ended 31 Dec	$ 111.7	$ 104.4	$ 112.0